Capital and Reserves - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Capital commitments [abstract]
Number of options, Beginning Balance | shares	19,847,431	15,861,131
Number of options, Granted | shares	5,635,000	5,808,000
Number of options, Expired | shares	(18,500)	(508,100)
Number of options, Exercised | shares	(800,499)	(1,277,200)
Number of options, Forfeited | shares	(32,500)	(19,000)
Number of options, Cancelled | shares	(24,200)	(17,400)
Number of options, Ending Balance | shares	24,606,732	19,847,431
Weighted average exercise price, Beginning Balance | $ / shares	$ 1.08	$ 0.92
Weighted average exercise price, Granted | $ / shares	0.76	1.75
Weighted average exercise price, Expired | $ / shares	0.50	2.88
Weighted average exercise price, Exercised | $ / shares	0.51	1.38
Weighted average exercise price, Forfeited | $ / shares	1.44	0.49
Weighted average exercise price, Cancelled | $ / shares	1.51	1.75
Weighted average exercise price, Ending Balance | $ / shares	$ 1.03	$ 1.08